FAIR VALUE OF ASSETS AND LIABILITIES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Available-for-sale investment	¥ 10,443	¥ 34,476	¥ 33,753
Total Assets	10,443	34,476
Assets transfer into level 3	0	0
Assets transfer out of level 3	0	0
Liabilities transfer into level 3	0	0
Liabilities transfer out of level 3	0	0
Level 1 | Recurring
Assets
Available-for-sale investment	0	0
Total Assets	0	0
Level 2 | Recurring
Assets
Available-for-sale investment	0	0
Total Assets	0	0
Level 3 | Recurring
Assets
Available-for-sale investment	10,443	34,476
Total Assets	¥ 10,443	¥ 34,476